Relinquishment Payments (Detail) (USD $)	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Relinquishment Payments [Abstract]
Principal	$ 45,350,000	$ 45,258,000	$ 42,644,000
Accretion of discount	5,792,000	9,028,000	12,381,000
Total relinquishment payments	$ 51,200,000	$ 54,300,000	$ 55,000,000